Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 3,582,227	$ 5,408,523	$ 9,244,006
Accounts receivable	1,497,537	1,218,043	468,949
Inventory, net	1,570,078	1,807,895	1,965,039
Prepaid expenses and other current assets	115,364	97,249	29,220
Total current assets	6,765,206	8,531,710	11,707,214
Property and equipment, net	459,259	440,606	482,970
Software license inventory	989,600	937,100	910,000
Other assets	77,446	193,386	285,498
Total assets	8,291,511	10,102,802	13,385,682
Current liabilities:
Accounts payable	818,047	697,807	997,090
Accrued compensation	455,915	557,784	323,644
Other accrued liabilities	1,305,943	1,398,707	1,297,712
Derivative liabilities	498,168	658,286	2,198,162
Deferred product and service revenues	151,706	116,009	102,710
Senior secured note payable, net of unamortized discount of $64,835 at December 31, 2015		4,224,609
Total current liabilities	3,229,779	7,653,202	4,919,318
Accrued interest	577,125	542,500	876,025
Senior note payable, net of unamortized discount of $271,306 at December 31, 2014	4,289,444		4,018,139
Total liabilities	11,905,430	12,083,941	13,486,012
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.01 par value; 200,000,000 shares authorized at March 31, 2016 and December 31, 2015 and 100,000,000 shares authorized at December 31, 2014, respectively; 3,063,887, 3,046,049 and 2,494,747 shares issued and outstanding at March 31, 2016, December 31, 2015 and 2014, respectively	30,639	30,460	24,947
Additional paid-in capital	84,125,840	83,714,981	77,152,057
Accumulated deficit	(87,770,398)	(85,726,580)	(77,277,334)
Total stockholders' deficit	(3,613,919)	(1,981,139)	(100,330)
Total liabilities and stockholders' deficit	8,291,511	10,102,802	13,385,682
Junior Secured Notes Payable 2010 [Member]
Current liabilities:
Junior secured notes payable	518,490	464,770	316,829
12% Junior Secured Notes Payable 2014 [Member]
Current liabilities:
Junior secured notes payable	$ 3,290,592	$ 3,423,469	$ 3,355,701